Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000226008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCM Affordable Housing MBS ETF
Without Sales Load [Member] | C000226008
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	(0.93%)
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(1.04%)
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return, Percent	6.52%	(0.77%)